DIRECT COMMERCIAL PROPERTY EXPENSE	12 Months Ended
Dec. 31, 2019
Direct operating expense from investment property [abstract]
DIRECT COMMERCIAL PROPERTY EXPENSE
DIRECT COMMERCIAL PROPERTY EXPENSE
The components of direct commercial property expense are as follows:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Property maintenance	$749	$773	$709
Real estate taxes	619	528	472
Employee compensation and benefits	170	196	148
Ground rents(1)	—	59	56
Lease expense(2)	16	—	—
Other	413	295	232
Total direct commercial property expense	$1,967	$1,851	$1,617

(1)
The partnership adopted IFRS 16 in 2019 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.

(2)	For the year ended December 31, 2019, operating expenses relating to variable lease payments not included in the measurement of the lease liability was $16 million.